Share-based remuneration schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sharebased payment arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	1,729,752	1,953,016	1,782,127
Number of share options granted in share-based payment arrangement	463,127	543,320	653,611
Number of share options settled in sharebased payment arrangement	(518,434)	(538,868)	(277,493)
Number of share options resigned and other actiond in sharebased payment arrangement	(106,383)	(200,618)	(192,425)
Number of share options exercised in share-based payment arrangement	(18,775)	(27,098)	(12,804)
Number of share options outstanding in share-based payment arrangement at end of period	1,549,287	1,729,752	1,953,016